Cover	Feb. 17, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 17, 2026
Registrant Name	Amrize Ltd
Entity Incorporation, State or Country Code	V8
Entity Filer Category	1-42542
Entity Tax Identification Number	98-1807904
Entity Address, Address Line One	Grafenauweg 8
Entity Address, City or Town	Zug
Entity Address, Country	CH
Entity Address, Postal Zip Code	6300
Country Region	+41
City Area Code	41
Local Phone Number	562 3490
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, par value $0.01 per share
Trading Symbol	AMRZ
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Central Index Key	0002035989